Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Redeemable common stock, par value			$ 0.0001
Redeemable common stock, shares outstanding			1,344,236
Series A Convertible Preferred Stock, par value	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Series A Convertible Preferred Stock, shares authorized	25,000,000	[1]	25,000,000	11,185,683
Series A Convertible Preferred Stock, shares issued			19,284,113	11,185,683
Series A Convertible Preferred Stock, shares outstanding			19,284,113	11,185,683
Series A Convertible Preferred Stock, liquidation preference			$ 86,200	$ 50,000
Common stock, par value	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	[1]	165,000,000	31,349,777
Common stock, shares issued	78,831,161	[1]	53,757,437	31,349,777
Common stock, shares outstanding	78,831,161	[1]	53,757,437	31,218,164
Treasury shares common stock, shares				131,607

[1]	Unaudited